Net Deferred Tax Assets and Liabilities Reflected on Consolidated Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes and other current assets	¥ 55,591	¥ 44,825
Deferred income taxes and other assets	13,442	18,835
Deferred income taxes and other current liabilities	(507)	(687)
Deferred income taxes and other liabilities	(18,216)	(16,576)
Total deferred tax assets	¥ 50,310	¥ 46,397